Allowance for Doubtful Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 1,412		$ 1,571		$ 2,172		$ 2,094
Charged to costs and expenses	1,038		482		2,156
Charged to other accounts	479	[1]	563	[1]	337	[1]
Deductions	(1,191)	[2]	(1,204)	[2]	(3,094)	[2]
Ending Balance	$ 1,738		$ 1,412		$ 1,571		$ 2,094

[1]	Recovery of receivables previously written off as bad debt
[2]	Write-off of uncollectible accounts receivable